November 15, 1995

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, Northwest
Judiciary Plaza
Washington, D. C.  20549

RE:  Rule 24f-2 Notice for United Municipal Bond Fund, Inc.
     File No. 2-56969 and 811-2657/CIK #203493

Dear Sir or Madam:

1.  This Notice is being filed for the fiscal year ended September 30, 1995;

2. At the beginning of such fiscal year the issuer had no securities registered under the Securities Act of 1933, other than pursuant to this section;

3. During such fiscal year the issuer registered no securities other than pursuant to this section;

4.  16,748,709 shares of the issuer were sold during such fiscal year, and*

5. 16,748,709 shares were sold during such fiscal year in reliance upon registration pursuant to this section.

This Notice is accompanied by an opinion of counsel as prescribed by paragraph
(b)(1)(v) of Rule 24f-2.  An additional filing fee as prescribed by paragraph
(c) of said Rule is not required since during such fiscal year net redemptions exceeded sales.

Very truly yours,



Sharon K. Pappas
Secretary

*During such fiscal year the issuer sold 16,748,709 shares in reliance upon registration pursuant to Rule 24f-2 at an actual aggregate sale price of $118,813,088 and redeemed 25,912,586 shares at an aggregate repurchase price of $182,296,814. None of such redeemed shares were previously applied by the issuer pursuant to Section 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Since the shares redeemed during the issuer's fiscal year ended September 30, 1995 exceeded the shares sold, a filing fee as prescribed in Section 6(b) of the Securities Act of 1933 is not required.